Debt (Details) - Schedule of debt structure (Parentheticals) - Debt [Member]	Jun. 27, 2021	Jun. 28, 2020
First Lien Credit Facility Revolver [Member]
Debt (Details) - Schedule of debt structure (Parentheticals) [Line Items]
Maturing date	Jul. 03, 2022	Jul. 03, 2022
First Lien Credit Facility Term Loan [Member]
Debt (Details) - Schedule of debt structure (Parentheticals) [Line Items]
Maturing date	Jul. 03, 2024	Jul. 03, 2024
Bearing variable rate interest	4.55%	5.17%
Incremental Liquidity Facility [Member]
Debt (Details) - Schedule of debt structure (Parentheticals) [Line Items]
Maturing date	Jul. 03, 2024	Jul. 03, 2024